GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following presents total revenues for the years ended December 31, 2013, 2014 and 2015 and long-lived assets as of December 31, 2013, 2014 and 2015.

	2013		2014		2015
		Long-		Long-		Long-
	Total	lived	Total	lived	Total	lived
	revenues	assets	revenues	assets	revenues	assets

Israel	$7,887	$2,941	$7,994	$3,576	$6,414	$3,836
Americas, principally U.S.	71,527	147	76,429	141	72,079	96
Europe	37,310	74	43,989	56	38,873	79
Far East	20,508	29	23,167	83	22,393	79

	$137,232	$3,191	$151,579	$3,856	$139,759	$4,090

Revenue from External Customers by Products and Services [Table Text Block]
Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Year Ended December 31,
	2013	2014	2015

Technology	$22,048	$19,680	$15,965
Networking	115,184	131,899	123,794

	$137,232	$151,579	$139,759